Borrowings (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands		6 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Amount	[1]	₩ 1,000,000
Well core [Member]
IfrsStatementLineItems [Line Items]
Nominal interest rate	[1]	4.60%
Maturity	[1]	Jul. 31, 2026
Amount	[1]	₩ 1,000,000

[1]	The borrowing from Well Core Co., Ltd is a related party transaction.